Putnam Investments
One Post Office Square
Boston, MA 02109
November 24, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Asset Allocation Trust Reg. Nos. (33-51017) (811-07121) Post-Effective Amendment No.18 to
Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated January 30, 2009, filed with the Commission on January 27, 2009. The Amendment is expected to become effective on January 30, 2010.

The Summary Section of the prospectus has been revised to comply with the amendments to form N-1A that took effect on March 19, 2009. The prospectus and statement of additional information also reflect other changes that Putnam plans to incorporate in the prospectuses and SAIs of Putnam funds as they are updated.

Any comments or questions on this filing may be directed to Carlo Forcione at 1-800-225-2465, Ext. 1-1224 or the undersigned at 1-800-225-2465, Ext. 1-7015.

Very truly yours,

Marina Pasquale
Legal Product Specialist

cc:	Ropes & Gray LLP